FEDERAL AND STATE INCOME TAXES (Details 2) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax expense at statutory rate									$ 4,643	$ 4,692	$ 4,191
Increase (decrease) in taxes resulting from:
Tax exempt interest									(1,226)	(1,060)	(1,144)
Nondeductible interest expense									19	14	18
Employee benefits									(80)	(128)	(196)
Other nondeductible expenses (nontaxable income) - net									28	$ 38	$ 11
State income taxes net of federal tax benefit									$ 106
Dividend income exclusion
Other									$ (141)		$ (180)
Total provision for income taxes	$ 771	$ 925	$ 677	$ 976	$ 871	$ 1,031	$ 941	$ 713	$ 3,349	$ 3,556	$ 2,700
Effective tax rate									24.40%	25.80%	21.90%